RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Fiscal year annualized compensation being paid	$ 402,000	$ 402,000
Annual Severance per Contract if Terminated	570,000	570,000
President [Member]
Fiscal year annualized compensation being paid	186,000	186,000
Annual Severance per Contract if Terminated	250,000	250,000
Chief Financial Officer [Member]
Fiscal year annualized compensation being paid	132,000	132,000
Annual Severance per Contract if Terminated	180,000	180,000
Executive Vice President [Member]
Fiscal year annualized compensation being paid	84,000	84,000
Annual Severance per Contract if Terminated	$ 140,000	$ 140,000